Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000147928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000147929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000063871
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000009765
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor
C000063872
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000009766
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor
Without Sales Load [Member] | C000147928
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%		9.57%	9.00%
Without Sales Load [Member] | C000147929
Average Annual Return [Line Items]
Average Annual Return, Percent		3.62%		9.32%	8.74%
Without Sales Load [Member] | C000063871
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%		11.10%	7.09%
Without Sales Load [Member] | C000009765
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%		10.94%	6.93%
Without Sales Load [Member] | C000063872
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.02%)		6.56%	5.74%
Without Sales Load [Member] | C000009766
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.31%)		6.29%	5.50%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	12.55%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%		8.59%	8.10%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		13.07%		8.59%	8.10%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		8.05%		7.29%	7.14%